TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of aged analysis of the trade and other payables [Table Text Block]
As at	December 31, 2022	December 31, 2021
Total Accounts Payable	$2,053,426	$1,531,901
Accrued Liabilities	580,485	955,431
Total Trade and Other Payables	$2,633,911	$2,487,332